EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
Schedule of remaining principal balance payable on ESOP debt
Years Ending
December 31,	Amount
(In thousands)

2013	$66
2014	68
2015	71
2016	73
2017	75
Thereafter	800

$1,153

Schedule of shares by ESOP
	At December 31,
	2012	2011

Allocated	51,406	45,507
Committed to be allocated	7,240	5,899
Unallocated	101,367	20,594
Paid out to participants	(9,268)	(9,240)

Total shares held by ESOP	150,745	62,760

Schedule of weighted-average assumptions used for estimation of fair value of the stock options granted using the Black-Scholes option-pricing model
	2012	2011

Expected dividends	—%	—%
Expected term	6.4 years	6.4 years
Expected volatility	39.00%	35.00%
Risk-free interest rate	1.40%	3.46%

Schedule of activity for stock options

	Stock Options
	2012		2011
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price

Outstanding at beginning of year	29,884	$9.45	17,283	$9.33
Granted	12,597	$9.58	18,722	$9.55
Forfeited	(1,800)	$9.44	(6,121)	$9.44

Outstanding at end of year	40,681	$9.49	29,884	$9.45

Exercisable at end of year	10,406		3,561

Weighted average fair value of options granted during the year	$3.98		$4.21

Schedule of options outstanding and exercisable

Options Outstanding			Options Exercisable
Number	Weighted-Average	Weighted	Number	Weighted
Outstanding	Remaining	Average	Exercisable	Average
as of 12/31/2012	Contractual Life	Exercise Price	as of 12/31/2012	Exercise Price

13,323	7.15 Years	$9.33	6,762	$9.33
14,761	8.15 Years	$9.55	3,644	$9.55
12,597	9.15 Years	9.58	—	$—
40,681	8.13 Years	$9.49	10,406	$9.41

Schedule of activity for non-vested restricted stock

	Non-vested
	Restricted Stock
	2012		2011
	Number of Shares	Weighted Average Grant Date Value	Number of Shares	Weighted Average Grant Date Value

Outstanding at beginning of year	26,322	$8.29	17,283	$7.22
Granted	12,606	$8.68	18,721	$9.02
Forfeited	(1,620)	$8.22	(5,509)	$8.22
Vested	(7,027)	$8.16	(4,173)	$7.22

Outstanding at end of year	30,281	$8.49	26,322	$8.29